Note 17 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
(
1
7
)
Supplemental
Cash
Flow
Information

Cash
payments for the following were made during the years ended
December 31:

	201 7	201 6	201 5

Interest Expense	$6,851,541	$6,529,615	$6,536,994

Income Taxes	$4,000,000	$3,365,000	$4,738,000

Noncash
financing and investing activities for the years ended
December 31
are as follows:

	201 7	201 6	201 5

Acquisitions of Real Estate Through Loan Foreclosures	$1,724,936	$5,664,554	$7,536,165

Change in Unrealized Gain (Loss) on AFS Investment Securities	$(608,355)	$(890,590)	$622,155